July 15, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-8626

Re:	American Century Mutual Funds, Inc. (the "Registrant")
1933 Act File No. 2-14213, Post-Effective Amendment No. 128
1940 Act File No. 811-0816, Amendment No. 128

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the 1933 Act, the Registrant hereby submits for filing the Amendment to the Registrant’s Registration Statement on Form N-1A.

The principal purposes of this amendment are to: (i) add Institutional Class, A Class, C Class and R Class to the Giftrust Fund (the “Fund”), (ii) update the Fund’s financial statements, and (iii) make certain other non-material changes deemed appropriate by the Registrant.

Effective September 30, 2011, American Century plans to change the Fund’s name from the Giftrust Fund to the All Cap Growth Fund. As part of this change, American Century plans to add additional share classes (Institutional, A, C and R) and eliminate the requirement to invest in the fund only through a Giftrust. However, the Giftrust program will be preserved as an alternative (but not the only one) for investing in the fund. The additional share classes will allow the fund to be marketed in new distribution channels.

Please consider this a request for selective review pursuant to Investment Company Act Release No. 13768. We are adding the Institutional, A, C and R Classes to the fund. However, most other aspects of the fund, such as fund objective, strategies and risks, remain unchanged. Accordingly, we ask that you focus your review on the sections related to the new share classes, such as Investing Through a Financial Intermediary and Multiple Class Information.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3224.

Sincerely,

/s/ Christine J. Crossley
Christine J. Crossley
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com